Real Estate - Schedule of Activity in Real Estate Facilities (Parenthetical) (Detail) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($) Property	Sep. 30, 2024 USD ($) Property
Business Acquisition [Line Items]
Number of properties severely flooded	1	1
North Carolina
Business Acquisition [Line Items]
Number of properties severely flooded	14	14
Casualty
Business Acquisition [Line Items]
Net casualty loss | $	$ 4.6	$ 4.6